FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current	R$ 1,533,004	R$ 1,456,485
NonCurrent	251,299	156,185
Investment [Member]
IfrsStatementLineItems [Line Items]
Current	39,800	271,590
NonCurrent	139,949	15,675
Usiminas Shares [Member]
IfrsStatementLineItems [Line Items]
Current	1,493,204	1,184,895
Bond [Member]
IfrsStatementLineItems [Line Items]
NonCurrent	R$ 111,350	R$ 140,510